SCHEDULE OF DEBT (Details) (Parenthetical) - USD ($)	Apr. 09, 2021	Oct. 20, 2017	Sep. 16, 2021	Dec. 29, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020
Restructuring Cost and Reserve [Line Items]
Debt instrument, description	The Note accrued interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein
Principal amount				$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Settlement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Principal amount			$ 495,000
Accrued interest			$ 157,995
Compaction And Recycling Equipment Inc [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, interest rate		7.00%
Debt instrument, description		payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021, in technical default
CFSI [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, interest rate		7.00%
Debt instrument, description		payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021, in technical default